Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2023
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 13 – Related Party Balances and Transactions

Due to related parties

The balances due to related parties were as follows:

	June 30,	December 31,
	2023	2022
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	$959,485	$857,746
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates	182,433	189,766
Total	$1,141,918	$1,047,512

As of June 30, 2023 and December 31, 2022, the Company borrowed $959,485 and $857,746, respectively, from Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company, for working capital purpose.

Mr. Wangfeng Yan, the CEO of the Company, and his affiliates, also made advances to the Company. The balance due to Mr. Wangfeng Yan and his affiliates was $182,433 and $189,766 as of June 30, 2023 and December 31, 2022, respectively. All balances of due to the related parties were unsecured, interest-free and due upon demand.

Lease arrangement with related party

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”) to lease part of its production facilities of approximately 1,180 square meters to Nongmi Food for ten years with monthly rent of approximately $2,200 (RMB15,338). Nongmi Food is controlled by Ms. Yefang Zhang who is the director of the Company. For the six months ended June 30, 2023 and 2022, the Company recorded rent income of $12,183 and $19,541 from Nongmi Food., respectively.

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”) to lease part of its production facilities of approximately 1,914 square meters to Nongmi Biotechnology for ten years with monthly rent of approximately $5,500 (RMB38,280). Nongmi Biotechnology is controlled by Ms. Yefang Zhang who is the director of the Company. For the six months ended June 30, 2023 and 2022, the Company recorded rent income of $29,520 and $50,100 from Nongmi Biotechnology, respectively.

Guaranty provided by related parties

The Company’s major shareholder Mr. Zhengyu Wang, his wife Ms. Yefang Zhang and his relative Ms. Aihong Wang, as well as related party entities controlled by Mr. Wang, and LJC the company controlled by the CEO, Mr. Wangfeng Yan provided guarantees to the Company’s bank loans (See Note 10).

Guaranty provided for related party

In July 2020, Tantech Bamboo provided a guarantee with Bank of China Lishui Branch for Forasen Food for maximum amount of approximately $1.4 million (RMB10 million) by pledging certain land and building as the collateral for the loan and notes. The guarantee will expire on July 8, 2023. Forasen Food is controlled by Ms. Yefang Zhang who is the Company’s director.